Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2018
Entity Registrant Name	dei_EntityRegistrantName	VanEck Vectors ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001137360
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 24, 2019
Document Effective Date	dei_DocumentEffectiveDate	Sep. 24, 2019
Prospectus Date	rr_ProspectusDate	Feb. 01, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
VanEck Vectors NDR CMG Long/Flat Allocation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Vectors NDR CMG Long/Flat Allocation ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED SEPTEMBER 24, 2019 TO
THE SUMMARY PROSPECTUS AND PROSPECTUS DATED FEBRUARY 1, 2019
OF VANECK VECTORS ETF TRUST

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus for VanEck Vectors® ETF Trust (the “Trust”) regarding VanEck Vectors NDR CMG Long/Flat Allocation ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus and Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective on November 1, 2019 (the “Effective Date”), Ned Davis Research, Inc. (the “Index Provider”) will implement changes to the Ned Davis Research CMG US Large Cap Long/Flat Index, the Fund’s benchmark index. Accordingly, on the Effective Date, the Fund’s disclosure will be modified as follows:

The first five paragraphs of the “Principal Investment Strategies” section of the Fund’s Summary Prospectus and Prospectus will hereby be deleted and replaced with the following:

The Fund normally invests at least 80% of its total assets in securities that track and/or comprise the Fund’s benchmark index. The NDR CMG Index is a rules-based index that follows a proprietary model developed by Ned Davis Research, Inc. in conjunction with CMG Capital Management Group, Inc. (“CMG”). To help limit potential loss associated with adverse market conditions, the model produces trade signals that dictate the NDR CMG Index’s equity allocation ranging from 100% fully invested (i.e., “long”) to 100% in cash (i.e., “flat”). When the NDR CMG Index is long, or 100% fully invested, it will be allocated to the S&P 500 Index. When the NDR CMG Index is flat, or 100% cash, it will be allocated to the Solactive 13- week U.S. T-bill Index. When the NDR CMG Index is not completely long or flat, 50% of it will be allocated to the S&P 500 Index, with the remaining 50% allocated to the Solactive 13-week U.S. T-bill Index. The Fund currently seeks to track the NDR CMG Index when the NDR CMG Index has any equity allocation (as discussed further below) by holding shares of one or more exchange-traded funds (“ETFs”) whose investment objective is to track the performance of the S&P 500 Index, rather than investing directly in the shares of the 500 companies comprising the S&P 500 Index, until the Fund reaches, in the opinion of the Adviser, an adequate asset size. When the Fund reaches an adequate size and the NDR CMG Index has an equity allocation, the Fund will then seek to track the NDR CMG Index by investing directly in the shares of the 500 companies comprising the S&P 500 Index. The Solactive 13-week U.S. T-bill Index invests in one 13-week U.S. Treasury bill at a time, and a maximum of five U.S. Treasury bills in a calendar year. The Fund will track the most recent 13-week U.S. Treasury bill exposure in the Solactive 13-week U.S. T-bill Index to follow the NDR CMG Index’s flat, or cash, allocations.

The model produces daily trade signals to determine the NDR CMG Index’s equity allocation percentage through a two-phase process. The first phase produces an industry-level market breadth composite based on the S&P 500 industry groupings. As such, “market breadth” here refers to the ratio of advancing and declining industries, as measured by two types of price-based, industry-level indicators: trend-following and mean-reversion. Trend-following primary indicators include momentum and various moving average measures to assess the current direction of the markets. Mean-reversion secondary indicators are then applied, which are based on the theory that prices and returns eventually move back towards their historical mean (or average). The model applies these primary and secondary indicators across the S&P 500 industry groupings to ultimately produce trade signals that are either bullish (meaning prices are expected to increase over time) or bearish (meaning prices are expected to decrease over time). The trade signals factor in both the direction and magnitude of these indicators’ trends. The final market breadth composite is the scaled aggregation of these indicators across the S&P 500 industries to determine the breadth composite score (between 0 and 100). The second phase utilizes the breadth composite score and direction of the market breadth composite to produce the equity allocations for the NDR CMG Index. The model is automated and updates daily to take into account the various indicators that dictate the trade signals referenced above. As such, the NDR CMG Index may rebalance to new allocation percentages intra month based on the model’s composite score and direction, and the Fund may seek to rebalance its allocation percentage level accordingly. In addition, the NDR CMG Index’s underlying indices (the S&P 500 Index and the Solactive 13-Week U.S. T-Bill Index) are each rebalanced on a quarterly basis. The overall composition of the NDR CMG Index is subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The “Ned Davis Research CMG US Large Cap Long/Flat Index” section of the Prospectus will hereby be deleted in its entirety and replaced with the following:

The NDR CMG Index is a rules-based index that follows a proprietary model developed by NDR in conjunction with CMG Capital Management Group, Inc. (“CMG”). To help limit potential loss associated with adverse market conditions, the model produces trade signals to dictate the NDR CMG Index’s equity allocation ranging from 100% fully invested (i.e., “long”) to 100% in cash (i.e., “flat”). When the NDR CMG Index is long, or 100% fully invested, it will be allocated to the S&P 500 Index. When the NDR CMG Index is flat, or 100% cash, it will be allocated to the Solactive 13-week U.S. T-bill Index. The Solactive 13-week U.S. T-bill Index invests in one 13-week U.S. Treasury bill at a time, and a maximum of five U.S. Treasury bills in a calendar year. When the NDR CMG Index is not completely long or flat, 50% of it will be allocated to the S&P 500 Index with the remaining 50% allocated to the Solactive 13-week U.S. T-bill Index. The model produces daily trade signals to determine the NDR CMG Index’s equity allocation percentage through a two-phase process. The first phase produces an industry-level market breadth composite based on the S&P 500 industry groupings. As such, “market breadth” here refers to the ratio of advancing and declining industries, as measured by two types of priced-based, industry-level indicators: trend-following and mean-reversion. Trend-following primary indicators include momentum and various moving average measures to assess the current direction of the markets. Mean-reversion secondary indicators are then applied, which are based on the theory that prices and returns eventually move back towards their historical mean (or average). The model applies these primary and secondary indicators across the S&P 500 industry groupings to ultimately produce trade signals that are either bullish (meaning prices increasing over time) or bearish (meaning prices decreasing over time). The trade signals factor in both the direction and magnitude of these indicators’ trends. The final market breadth composite is the scaled aggregation of these indicators across the S&P 500 industries to determine the breadth composite score (between 0 and 100). The second phase utilizes the breadth composite score and direction of the market breadth composite to produce the equity allocations for the NDR CMG Index. The composite score is divided into two (2) zones (or ranges), which represent bearish market breadth and momentum at the lower levels or bullish market breadth and momentum at the higher levels: I) below 50 and II) at or above 50. The breadth composite’s direction is determined by the difference between the current value of the breadth composite and the current value of a 21-day simple moving average of the breadth composite. The equity allocation percentage for the NDR CMG Index based on this two-phase process is summarized as follows:

Breadth Composite Score*	Breadth Composite Direction	S&P Allocation Percentage
At or Above 50	N/A	100%
Below 50	Up	50%
	Down	0%

*The model incorporates a one (1) day confirmation requirement for new signals: a change in signal must be confirmed by a second, consecutive signal the following market day to activate the signal change.

The model is automated and updates daily to take into account the various indicators that dictate the trade signals referenced above. As such, the NDR CMG Index will rebalance to new allocation percentages intra month when the trade signals change based on the model’s composite score and direction. When the model produces a 50% equity allocation percentage signal, the NDR CMG Index is rebalanced accordingly at that time. From that point, the NDR CMG Index allocations may drift above or below 50%, until the model produces a new trade signal. There is no allocation drift when the NDR CMG Index’s equity allocation is 0% or 100%.

In connection with changes to the Ned Davis Research CMG US Large Cap Long/Flat Index, the Fund may experience higher portfolio turnover, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

Supplement Closing [Text Block]	ck0001137360_SupplementClosingTextBlock	Please retain this supplement for future reference.